Accounts Receivable, Net - Schedule of Movement of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year/period	¥ 614,246	¥ 557,073	¥ 710,168
Provision for the year/period	52,994	57,423	(82,825)
Receivables written off for the year/period	(26,846)	(250)	(70,270)
Balance at the end of the year/period	¥ 640,394	¥ 614,246	¥ 557,073